DISCONTINUED OPERATIONS, SALE OF PRODUCT LINE, AND SALE OF ASSETS (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 01, 2013	Jan. 29, 2013	Dec. 28, 2013
Discontinued Operations
Sales price per agreement, net of cash provided			$ 481.2
OCP and DES businesses | CCL
Discontinued Operations
Cash sales price per agreement	$ 500.0
Maximum period of supply agreement		6 years
Sales price per agreement, net of cash provided	$ 481.2